12 Months Ended
Dec. 30, 2014
Inst Adv Inst | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2014
Prospectus

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver and/or expense reimbursementA	0.11%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.12%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12% and 0.10%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 9.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 12	$ 10
3 years	$ 49	$ 42
5 years	$ 105	$ 90
10 years	$ 268	$ 233